Related party transactions (Details) (USD $)						12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Non-Interest Bearing Cash Advances [Member]	Dec. 31, 2012 Non-Interest Bearing Cash Advances [Member]	Dec. 31, 2012 Design Services [Member]	Dec. 31, 2011 Design Services [Member]	Dec. 31, 2010 Design Services [Member]	Dec. 31, 2012 Legal Fees [Member]	Dec. 31, 2011 Legal Fees [Member]	Dec. 31, 2010 Legal Fees [Member]	Dec. 31, 2012 Consulting Fees [Member]	Dec. 31, 2011 Consulting Fees [Member]	Dec. 31, 2010 Consulting Fees [Member]	Dec. 31, 2010 Construction Serivces [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 304,423	$ 518,366				$ 20,400	$ 36,900		$ 410,000	$ 343,000
Incurred expenses						950	273,000	421,000	654,000	451,000	517,000	53,000			25,000
Other assets	$ 929,620	$ 925,389	$ 332,883	$ 678,495	$ 657,912